Fair Value Measurements and Hedging (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted cash, current		$ 32,248	$ 14,569
Derivative [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted cash, current		13,496	$ 2,199
Six Foreign Currency Forward Contracts [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Foreign Currency Cash Flow Hedge Asset at Fair Value		267
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months		267
Forecast [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain from interest rate swaps	$ 2,133
Received amount in AUD [Member] | Six Foreign Currency Forward Contracts [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount		8,040,000
Citi [Member] | Current Notional [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount		$ 86,418